ORGANIZATION - Ownership and Principal Activities (Details)	Jun. 30, 2026
SL BIO LTD
ORGANIZATION
Percentage of equity ownership (as a percent)	100.00%
SL Bio Taiwan
ORGANIZATION
Percentage of equity ownership (as a percent)	100.00%
HSPT
ORGANIZATION
Percentage of equity ownership (as a percent)	100.00%